Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares R$ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options grant date fair value	$ 7.54	$ 7.54	$ 11.79	$ 16.92
Options outstanding	127,300,000	127,300,000
Options vested	36,500,000	36,500,000
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	6 years 5 months 4 days
Weighted average share price at the date of exercise | (per share)	$ 2.93	$ 15.23
Number of shares exchanged | shares	0.1		0.1
Discount on exchange	16.66%
Fair value of the transaction	$ 1,000,000		$ 1,000,000
Share based program service period	5 years
Description of the fair value measured	The fair values of the Ambev and AB InBev shares were determined based on the market price.
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 2.30	$ 2.30			R$ 11.97
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 8.46	$ 8.46			R$ 43.95
Phantom Shares [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares lock up period A	5 years
Phantom shares lock up period B	10 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	10,900,000		5,500,000	2,300,000
Share-based compensation grant date fair value	$ 9,000,000	$ 9,000,000	$ 153,000,000
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	21,100,000		11,800,000
Share-based compensation grant date fair value	$ 61,000,000	61,000,000	$ 54,000,000
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | shares			0.1
Stock options grant date fair value			$ 2,000,000
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	22,000		246,000,000
Stock options grant date fair value			$ 28,000,000
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	200,000		200,000
Share-based compensation grant date fair value	$ 1,000,000	$ 1,000,000	$ 1,000,000